Share Capital - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Classes of Share Capital [Line Items]
Notional amount	£ 1,125,419	£ 1,234,879
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of Classes of Share Capital [Line Items]
Notional amount	£ 300
Annual fixed non-cumulative dividend percentage	6.22%
Quarterly fixed non-cumulative dividend percentage	1.13%